Fair value measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements	Fair value measurements
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy exists in GAAP for fair value measurements based upon the inputs to the valuation of an asset or liability.

•Level 1	Valuation is based on quoted prices in active markets for identical assets and liabilities.

•Level 2
Valuation is determined from quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar instruments in markets that are not active or by model-based techniques in which all significant inputs are observable in the market.

•Level 3
Valuation is derived from model-based and other techniques in which at least one significant input is unobservable and which may be based on the Plan’s own estimates about the assumptions that market participants would use to value the asset or liability.

Assets and liabilities are classified within the fair value hierarchy based upon the lowest level classification of an input that is considered significant to the overall valuation. In general, the valuation techniques used attempt to maximize the use of observable inputs and minimize the use of unobservable inputs.
The valuation methodologies described below may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Administrative Committee believes the Plan’s valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the end of the Plan year.
The following is a description of the valuation methodologies used for assets measured at fair value:
•M&T Bank Corporation common stock is valued at the closing price reported on the active market on which the stock is traded and therefore classified as Level 1.
•Mutual funds are valued at the daily closing prices as reported by the fund. Mutual funds held by the Plan are open-ended funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the Plan are deemed to be actively traded and therefore classified as Level 1.
•Common trust funds are valued at the NAV of units of a bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV.
3. Fair value measurements, continued
The following tables present the Plan’s investments at December 31, 2025 and 2024 measured at estimated fair value on a recurring basis:

(Dollars in thousands)	Fair Value Measurements	Level 1	Level 2	Level 3
December 31, 2025
M&T Bank Corporation common stock	$447,557	$447,557	$—	$—
Mutual funds	46,028	46,028	—	—
Total	$493,585	$493,585	$—	$—
Investments measured at NAV (a) (b)	4,906,848
Investments at fair value	$5,400,433

(Dollars in thousands)	Fair Value Measurements	Level 1	Level 2	Level 3
December 31, 2024
M&T Bank Corporation common stock	$441,099	$441,099	$—	$—
Mutual funds	48,377	48,377	—	—
Total	$489,476	$489,476	$—	$—
Investments measured at NAV (a) (b)	4,615,053
Investments at fair value	$5,104,529

(a)In accordance with Subtopic 820-10 of ASU 2015-07, the common trust funds have not been classified in the Fair Value Hierarchy as of December 31, 2025 and 2024. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits.
(b)Participant transactions (purchases and sales) may occur daily in any of the common trust funds. Were the Plan to initiate a full redemption of any of the common trust funds, the investment advisor reserves the right to temporarily delay withdrawal from the trust generally no earlier than thirty (30) days after such notice is provided, in order to ensure that securities liquidations will be carried out in an orderly business manner. The common trust funds had no unfunded commitments at December 31, 2025 and 2024.